Subsequent Events (Details) - USD ($)			1 Months Ended	9 Months Ended	12 Months Ended
	Mar. 01, 2022	Feb. 01, 2022	Feb. 28, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Total lease commitment					$ 18,630
Options awarded (in shares)				481,500	36,393	1,756,279
Exercise price (per share)				$ 2.27	$ 3.91	$ 0.25
Subsequent Events
Subsequent Event [Line Items]
Options awarded (in shares)	192,000	259,000
Exercise price (per share)	$ 2.12	$ 2.45
Subsequent Events | Massachusetts Biomedical Initiatives, Inc. ("MBI")
Subsequent Event [Line Items]
Percentage of increase in base rent			5.00%
Base rent per month			$ 6,520.50
Total monthly rent			$ 9,780.75
Possible percentage of increase in operating expenses			5.00%
Total lease commitment			$ 97,807.50
Subsequent Events | Massachusetts Biomedical Initiatives, Inc. ("MBI") | First 12 Months of Lease
Subsequent Event [Line Items]
Allocated share of operating expenses			3,105
Subsequent Events | Massachusetts Biomedical Initiatives, Inc. ("MBI") | 5% Increase in Operating Expenses
Subsequent Event [Line Items]
Allocated share of operating expenses			$ 3,260.25